Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
COMPREHENSIVE INCOME
Net income	$ 1,070	$ 1,432	$ 2,126	$ 2,997
Other comprehensive income (loss), before tax:
Pension obligation change for defined benefit plan	334	254	823	(148)
Income tax effect	(114)	(86)	(280)	50
Unrealized holding gains (losses) on available for sale securities arising during period	(3,122)	281	(3,604)	218
Income tax effect	1,062	(97)	1,224	(74)
Reclassification adjustment for gains on available for sale securities included in net income		(12)	(71)	(12)
Income tax effect		4	24	4
Other comprehensive income (loss)	(1,840)	344	(1,884)	38
Comprehensive income (loss)	$ (770)	$ 1,776	$ 242	$ 3,035